Employee benefits (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee benefits
Current service cost	₨ 75	₨ 70	₨ 62
Past service cost	19	0	0
Interest cost	30	28	22
Interest income	(17)	(26)	(20)
Gratuity cost	₨ 107	₨ 72	₨ 64